Description of Business and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011	Dec. 31, 2010	Apr. 07, 2011
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Percentage of stock acquired				100.00%
Property and equipment, estimated useful lives	3 years
Advertising costs	$ 1.8	$ 3.2	$ 3.7
Number of financial institution	1
Percentage of revenue as criteria for major distribution partners	10.00%	10.00%	10.00%
Common stock in deferred acquisition payment	5.00%
Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Business acquisition, period of amortization of intangible assets	12 months
Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Business acquisition, period of amortization of intangible assets	84 months
Leasehold Improvements | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Property and equipment, estimated useful lives	3 years
Leasehold Improvements | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Property and equipment, estimated useful lives	8 years
Primary Sources of Revenue
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Concentration risk, percentage	77.00%	77.00%	77.00%
Secondary Sources of Revenue
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Concentration risk, percentage	23.00%	23.00%	23.00%
Stock Options | Class B
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Anti-dilutive shares	7,029	4,792	6,411
Unvested Restricted Shares | Class B
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Anti-dilutive shares	2,433	134	3,214
Unvested Restricted Shares | Class B | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Shares Vesting period	2 years
Unvested Restricted Shares | Class B | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Shares Vesting period	6 years
Restricted Stock Units
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Anti-dilutive shares	131	153
Class B common stock issued in lieu of cash for the deferred payments to acquisition
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Anti-dilutive shares		5,987